28. Income tax / deferred tax (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfIncomeTaxDeferredTaxLineItems [Line Items]
Deferred tax asset	$ 2,067,449	$ 4,485,445
Deferred tax liability	(22,122,414)	(16,861,327)
Net deferred tax (liabilities)	(20,054,965)	(12,375,882)	$ (11,210,062)	$ (11,591,518)
To be recovered in less than 12 months
SummaryOfIncomeTaxDeferredTaxLineItems [Line Items]
Deferred tax asset	2,066,726	1,567,287
Deferred tax liability	(22,121,773)	(16,453,585)
To be recovered in more than 12 months
SummaryOfIncomeTaxDeferredTaxLineItems [Line Items]
Deferred tax asset	723	2,918,158
Deferred tax liability	$ (641)	$ (407,742)